Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

February 17, 2012

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Edward P. Bartz

Re:	Central Park Group Multi-Event Fund (the "Fund") (File Nos. 333-139002, 811-21984)

Ladies and Gentlemen,

On behalf of the Fund, transmitted for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 486(b) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 7 ("Amendment No. 7") to the Fund's Registration Statement (the "Registration Statement") on Form N-2 (also constituting Amendment No. 9 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "1940 Act")).

The Amendment is marked to show changes from the versions of the prospectus and statement of additional information included in Post-Effective Amendment No. 5 ("Amendment No. 5") to the Fund's Registration Statement, filed on October 26, 2011.  These changes consist of those made in response to comments provided by Mr. Edward P. Bartz of the Staff to the undersigned on December 9, 2011, as well as various stylistic changes, disclosure clarifications, completion of omitted data, incorporation of the Fund's audited financial statements for the year ended October 31, 2011 and certain other updating revisions.  With the exception of a few additional disclosure clarifications and clean-up type changes, the changes reflected in Amendment No. 7 are the same as those identified in prior correspondence with you.  Please note that Post-Effective Amendment No. 6 to the Fund's Registration Statement was filed on December 23, 2011 solely to delay the effectiveness of Amendment No. 5 and did not contain any changes from the versions of the prospectus and statement of additional information included in Amendment No. 5.

We, together with Fund management, have reviewed the Staff's comments and prepared the responses below.  For the convenience of the Staff and for completeness purposes, the Staff's comments have been restated below and the Fund's response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in Amendment No. 7.

PROSPECTUS

Inside Front Cover

Investment Portfolio

Comment 1.       Please delete the word "generally" from the fourth sentence and thereafter in the prospectus where this sentence appears.

Response 1.      We have deleted the word "generally" from the fourth sentence and thereafter in the prospectus where this sentence appears, as requested.

Summary of Fund Expenses

Comment 2.       Please confirm that the information required to be included in the fee table, and throughout Amendment No. 7, will be updated with information as of the Fund's fiscal year ended October 31, 2011 or as of the calendar year ended December 31, 2011, as appropriate.

Response 2.      We confirm that that the information required to be included in the fee table, and throughout Amendment No. 7, has been updated as of the Fund's fiscal year ended October 31, 2011 or as of the calendar year ended December 31, 2011, as appropriate.

Risk Factors

Options, Credit Default Swaps and Futures Contracts

Comment 3.       The second paragraph contains disclosure regarding over-the-counter derivatives and counterparties thereto.  Please confirm whether the Fund limits its counterparty exposure with respect to over-the-counter options transactions and, if so, revise the disclosure accordingly.

Response 3.      We wish to advise you, supplementally, that while the Fund does not explicitly limit its counterparty exposure with respect to over-the-counter options transactions, it generally will not effect option transactions with a particular counterparty if that counterparty’s exposure to the Fund would equal or exceed 25% of the Fund’s net asset value.

Appendix B

Comment 4.       As disclosed in the prospectus, the Fund's investment adviser is a joint venture between Central Park Advisers and Brencourt Advisors.  Please explain why it is appropriate to include composite performance information for other accounts managed by Brencourt Advisors.

Response 4.      As disclosed in Fund’s prospectus and statement of additional information, William Collins, the Chief Executive Officer and Chief Investment Officer of Brencourt Advisors, serves as the Fund’s Portfolio Manager and, as such, is primarily responsible for the day-to-day management of the Fund’s portfolio, subject to the oversight of Central Park Advisers.  The Staff of the Commission has taken the position that neither Section 34(b) of the 1940 Act nor Section 206 of the Investment Advisers Act of 1940, as amended, would prohibit a fund from including in its prospectus the performance of its investment adviser's private accounts that have substantially similar investment objectives, policies and strategies as the fund, provided that such information is not presented in a misleading manner and does not obscure or impede the understanding of the information required to be included in the prospectus.  See Nicholas-Applegate Mutual Funds (pub. avail. August 6, 1996).  Moreover, the Staff focused specifically on the role of a fund’s portfolio manager when, in Bramwell Growth Fund (pub. Avail. August 7, 1996), it acknowledged that it would not be misleading for a fund to include prior performance of the fund’s portfolio manager at another fund when no other person played a significant part in achieving that prior performance and the prior performance is not presented in a misleading manner and does not obscure or impede understanding of information that is required to bin the fund’s prospectus.  The Staff acknowledged the perception that the SEC’s registration forms for investment funds reflected the Commission’s determination that the identity and business background of a fund’s portfolio manager and historical performance information are material to a prospective investor’s decision whether to invest in a fund.

Presenting composite performance information of other accounts managed by Brencourt Advisors that have substantially similar investment objectives, policies and strategies as the Fund is consistent with the Staff’s positions in Nicholas-Applegate, Bramwell and subsequent no-action letters.  Mr. Collins was the person principally responsible for generating Brencourt Advisors’ past performance and so his position is akin to that of Elizabeth Bramwell.  Given his primary responsibility for the day-to-day management of the Fund's investment portfolio, the Fund believes that prospective investors would consider his/Brencourt Advisers’ performance material to their investment decision.  We believe that the Brencourt Advisors past performance information is not presented in a misleading manner and does not obscure or impede the understanding of the information required to be included in the Fund's prospectus.

Comment 5.        In the third paragraph under the caption, "Composite Performance Information of Brencourt Advisors, LLC," please disclose that the returns shown would be lower if the actual fees and expenses incurred were higher.

Response 5.       The Fund states, in the paragraph in question, that prospective investors should recognize that the Fund's fees and expenses are higher than those of these other accounts managed by Brencourt.  We have revised the first sentence of the fourth paragraph to state that had these other accounts' performance records reflected the Fund's fees and expenses, the other accounts' returns shown would have been lower.

STATEMENT OF ADDITIONAL INFORMATION

Trustees

Information About Each Trustee's Experience, Qualifications, Attributes or Skills

Comment 6.        Please revise the fifth column of the Trustee table pursuant to Item 401(e)(2) of Regulation S-K and confirm that the information provided thereunder sets forth other trusteeships held during the past five years.

Response 6.       The column heading has been revised, in accordance with Item 401(e)(2) of Regulation S-K, to state:  "Other Trusteeships/Directorships Held by Director Outside Fund Complex During the Past 5 Years."  We confirm that the information provided for each Trustee thereunder sets forth other trusteeships held during the past five years.

_______________________________

Should members of the Staff have any questions or comments regarding the Registration Statement, they should call the undersigned at 212.806.6274 or Gary L. Granik at 212.806.5790.

Very truly yours,

/s/  Brad A. Green
Brad A. Green

cc:  Gary L. Granik